As filed with the Securities and Exchange Commission on April 18, 1997
                                                  Registration No. 33-11642

                                         SECURITIES AND EXCHANGE COMMISSION
                                               Washington, D.C. 20549

                                                     Form N-1A

                        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                        Pre-Effective Amendment No.

                                         Post-Effective Amendment No. 15


                                                       and/or

                 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                                 Amendment No.  16



                                   MICHIGAN DAILY TAX FREE INCOME FUND, INC.
                              (Exact Name of Registrant as Specified in Charter)

                                 600 Fifth Avenue, New York, New York      10020
                           (Address of Principal Executive Offices)   (Zip Code)

              Registrant's Telephone Number, including Area Code: (212) 830-5200

                                                 Bernadette N. Finn
                                       c/o Reich & Tang Asset Management L.P.
                                                  600 Fifth Avenue
                                              New York, New York 10020
                                      (Name and address of agent for service)

   It is proposed that this filing will become effective (check appropriate box)

      [X]   immediately upon filing pursuant to paragraph (b)

      [ ]   on (date) pursuant to paragraph (b)

      [ ]   6O days after filing pursuant to paragraph (a)

      [ ]   on (date) pursuant to paragraph (a) of Rule 485

      [ ]   75 days after filing pursuant to paragraph (a)(2)

      [ ]   on (date) pursuant to paragraph (a) (27) of Rule 485


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   CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

----------------------------------------------------------------------

                             Proposed         Proposed
                              Maximum         Maximum
Securities      Amount       Offering         Aggregate      Amount of
 Being           Being       Price per        Offering    Registration
Registered     Registered      Unit*           Price**           Fee**

COMMON
STOCK


$.001 par     84,096,000.94      $1.00  $84,096,000.94        $100.00
value




----------------------------------------------------------------------


*Estimated solely for the purposes of determining the amount of the registration fee.


** Calculated pursuant to Rule 24e-2(a) under the Investment Company Act of 1940. 136,660,213.13 shares were redeemed during the fiscal year ended February 28, 1997, 83,766,000.94 of which are being used for "reduction" in this amendment, none of which were previously so used in filings pursuant to Rule 24e-2(a) or 24f-2(c) during the current fiscal year ending February 28, 1998.

Exhibit: Opinion of Battle Fowler LLP



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                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 18th day of April, 1997.

                                                         MICHIGAN DAILY TAX FREE
                                                         INCOME FUND, INC.



                                                       By: /s/
                                                                 Steven W. Duff
                                                                      President

         Pursuant to the requirements of the Secruities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURE                           CAPACITY                  DATE

(1)      Principal Executive
         Officer

                                             President and              4/18/97
         Steven W. Duff                      Director

(2)      Principal Financial and
         Accounting Officer

         Richard De Sanctis                  Treasurer                  4/18/97

(3)      Majority of Directors

        W. Giles Mellon                      Director
        Yung Wong                            Director
        Robert Straniere                     Director

By:
         Bernadette N. Finn*                                            4/18/97
         Attorney-in-Fact


*An executed copy of the power of attorney was filed as an exhibit to Post-Effective Amendment No.5 to the Registration Statement No. 33-11642 on June 29, 1991.

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